Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Mar. 31, 2022 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2023	$ 957
2024
2025
2026
2027
Thereafter	2,573
Total undiscounted cash flows	3,530
Less: imputed interest	(2,329)
Present value of lease liabilities	$ 1,201